Revisions of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Cost of revenues	$ 1,739,937	$ 1,396,219	$ 1,615,239	$ 1,379,701	$ 2,994,940	$ 4,391,159	$ 6,209,724	$ 4,633,844
Gross profit	1,974,067	1,674,327	1,690,964	1,813,189	3,504,153	5,178,480	6,363,552	6,189,273
Product development	1,758,826	874,787	623,501	610,902	1,234,403	2,109,190	3,206,310	5,565,097
Selling, general and administrative		5,678,242	4,883,172	3,601,714	8,484,886	14,163,128
Net loss	$ (4,750,691)	$ (4,744,129)	$ (3,763,695)	$ (2,326,332)	$ (6,090,027)	$ (10,834,156)	$ (16,384,104)	$ (12,403,215)
Net loss per share	$ (0.34)	$ (0.38)	$ (0.34)	$ (0.21)	$ (0.56)	$ (0.96)	$ (1.31)	$ (2.05)
As reported [Member]
Cost of revenues		$ 1,420,909	$ 1,638,840	$ 1,397,361	$ 3,036,201	$ 4,457,110
Gross profit		1,649,637	1,667,363	1,795,529	3,462,892	5,112,529
Product development		1,632,353	1,261,509	1,130,880	2,392,389	4,024,742
Selling, general and administrative		5,500,837	4,796,404	3,583,815	8,380,219	13,881,056
Net loss		$ (5,348,980)	$ (4,338,536)	$ (2,846,071)	$ (7,184,607)	$ (12,533,587)
Net loss per share		$ (0.43)	$ (0.40)	$ (0.26)	$ (0.66)	$ (1.11)
Adjustment [Member]
Cost of revenues		$ (24,690)	$ (23,601)	$ (17,660)	$ (41,261)	$ (65,951)
Gross profit		24,690	23,601	17,660	41,261	65,951
Product development		(757,566)	(638,008)	(519,978)	(1,157,986)	(1,915,552)
Selling, general and administrative		177,405	86,768	17,899	104,667	282,072
Net loss		$ 604,851	$ 574,841	$ 519,739	$ 1,094,580	$ 1,699,431